PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property other than IPP solar parks
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
20.	PROPERTY, PLANT AND EQUIPMENT

	Leasehold improvement	Motor vehicles	Furniture and fixtures	Total
	Thousand US$	Thousand US$	Thousand US$	Thousand US$
COST
At January 1, 2018	128	842	1,407	2,377
Additions	35	—	79	114
Disposals	—	(569)	(331)	(900)
Exchange adjustments	(2)	(6)	(39)	(47)
At December 31, 2018	161	267	1,116	1,544
Additions	—	9	44	53
Held for sale (Note 19)	—	(92)	(58)	(150)
Exchange adjustments	3	(3)	(52)	(52)
At December 31, 2019	164	181	1,050	1,395
DEPRECIATION
At January 1, 2018	41	490	930	1,461
Provided for the year	18	52	134	204
Eliminated on disposals	—	(457)	(314)	(771)
Exchange adjustments	(1)	—	(33)	(34)
At December 31, 2018	58	85	717	860
Additions	20	48	104	172
Held for sale (Note 19)	—	(20)	(55)	(75)
Exchange adjustments	2	(1)	(23)	(22)
At December 31, 2019	80	112	743	935
CARRYING VALUES
At December 31, 2018	103	182	399	684
At December 31, 2019	84	69	307	460

The above items of property, plant and equipment are depreciated on a straight-line basis over the following estimated useful lives after taking into account the residual values:

Leasehold improvement	20 years
Motor vehicles	5 years
Furniture and fixtures	5 years